Derivative Financial Instruments - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 916,181,983	¥ 801,583,625
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,562,100	1,320,297
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	638,396	549,343
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	626,896	537,843
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,500	11,500
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	923,704	770,954
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 923,704	¥ 770,954